13F-HR
                            FORM 13F HOLDINGS REPORT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549


                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2009
Check here if Amendment [ ]; Amendment Number:
This Amendment:         [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      JS Asset Management, LLC
Address:   One Tower Bridge
           200 Four Falls Corporate Center, Suite 100
           West Conshohocken, PA 19428

Form 13F File Number: 28-12350

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Brian McCafferty
Title: Head Trader
Phone: 610-234-2209

Signature                  City     State             and Date of Signing:
Brian McCafferty         West Conshohocken PA            05/12/2010
---------------------   -----------------------          ---------------
Signature                 City     State                      Date


Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                     FORM 13F SUMMARY PAGE Report Summary:



Number of Other Included Managers:         1


Form 13F Information Table Entry Total:    ___


Form 13F Information Table Value Total: $ 50,144


List of Other Included Managers:  Russell Investment Group File# 28-01190

                                                                                    INVESTMENT DISCRETION OTHER    VOTING AUTHORITY
ISSUER NAME                        TITLE OF CLASS    CUSIP         MKT VAL   SHARES  SOLE(A)     SHARED   MNGRS   SOLE  SHARED NONE
ActivIdentity Corp                 COM               00506P103       181       63700     Sole                       62800       900
Aetna Inc                          COM               00817Y108       355       10100     Sole                       10100
Alcatel ADR                        COM               013904305       900      288376     Sole                      288376
Allegheny Energy                   COM               017361106       557       24200     Sole                       24200
Alliance Semiconductor Inc.        COM               01877h100         7       40295     Sole                       40295
Arch Coal Inc                      COM               039380100      2513      110000     Sole                      109500       500
Avis Budget Group Inc              COM               053774105       149       13000     Sole                       12400       600
Axcelis Technologies Inc           COM               054540109       157       94600     Sole                       90800      3800
Bank of America Corp.              COM               060505104      2564      143634     Sole                      143634
Cadence Design Systems Inc         COM               127387108       143       21400     Sole                       20700       700
Capital One Financial Corp         COM               14040H105       476       11500     Sole                       11500
Chesapeake Energy Corp.            COM               165167107       972       41100     Sole                       41100
Citigroup Inc.                     COM               172967101      2501      617445     Sole                      617445
Citizens Republic Bancorp Inc      COM               174420109       201      175900     Sole                      169300      6600
Commecial Vehicle Group Inc        COM               202608105       142       19950     Sole                       19600       350
DR Horton Inc                      COM               23331A109       570       45200     Sole                       45200
Dell Inc.                          COM               24702R101      1266       84300     Sole                       84300
First Defiance Financial Corp      COM               32006W106       173       17100     Sole                       16600       500
First Place Financial Corp         COM               33610T109       162       40500     Sole                       38400      2100
Gencorp Inc                        COM               368682100      1277      221700     Sole                      219000      2700
Genworth Financial Inc.            COM               37247d106      1096       59747     Sole                       59597       150
Hartford Financial Services Gr     COM               416515104       762       26800     Sole                       26800
Hudson Highland Group Inc.         COM               443792106        80       18200     Sole                       17300       900
Huntington Bancshares Inc          COM               446150104      2276      422200     Sole                      420500      1700
JC Penney Company Inc.             COM               708160106      1525       47400     Sole                       47400
KB Home                            COM               48666K109      1736      103650     Sole                      103300       350
KeyCorp                            COM               493267108        91       11700     Sole                       11700
Liz Claiborne Inc.                 COM               539320101        80       10800     Sole                       10000       800
Louisiana Pacific Corp.            COM               546347105       136       15050     Sole                       14700       350
MGIC Investment Corp.              COM               552848103       482       43900     Sole                       42700      1200
Magna International Inc            COM               559222401       643       10400     Sole                       10400
MainSource Financial Group Inc     COM               56062Y102        71       10500     Sole                       10000       500
Marshall&Ilsley Corp               COM               571837103      2487      308900     Sole                      308100       800
Mirant Corp                        COM               60467R100      1095      100852     Sole                      100722       130
Motorola Inc                       COM               620076109      1679      239200     Sole                      239200
Navistar International             COM               63934E108      3059       68384     Sole                       68144       240
Office Depot Inc                   COM               676220106       386       48400     Sole                       47300      1100
Peabody Energy Corp                COM               704549104      2340       51200     Sole                       51200
Popular Inc                        COM               733174106       213       73300     Sole                       71300      2000
Pulte Group Inc                    COM               745867101      2726      242341     Sole                      242141       200
RRI Energy Inc                     COM               74971X107      2532      686129     Sole                      682629      3500
Regions Financial Corp             COM               7591EP100      1214      154700     Sole                      154700
Ryland Group Inc.                  COM               783764103      2082       92800     Sole                       92400       400
Sprint Nextel Corp.                COM               852061100      1878      494300     Sole                      494300
SunTrust Banks Inc.                COM               867914103      1106       41300     Sole                       41300
Verigy Ltd                         COM               Y93691106       140       12530     Sole                       12000       530
Zions Bancorp                      COM               989701107      1892       86650     Sole                       86200       450
BAC B Warrants Oct 2018 +$30.7     WAR               060505153      1072      298600     Sole                      298600